DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Investment in Unconsolidated Affiliates (Details) $ / shares in Units, $ in Millions, $ in Billions		3 Months Ended		12 Months Ended
	Nov. 16, 2017 USD ($)	Feb. 23, 2019 USD ($) $ / shares	Dec. 02, 2017 USD ($)	Feb. 29, 2020 USD ($)	Feb. 24, 2018 USD ($)	Feb. 24, 2018 MXN ($)	Feb. 24, 2018 USD ($)
Schedule of Equity Method Investments [Line Items]
Payment of Casa Ley contingent value right					$ 222.0
Casa Ley | Contingent consideration
Schedule of Equity Method Investments [Line Items]
Payment of Casa Ley contingent value right		$ 222.0
Distribution made in cash per Casa Ley CVR (in dollars per share) | $ / shares		$ 0.934
Held-for-sale | Casa Ley
Schedule of Equity Method Investments [Line Items]
Amount of consideration to be received or receivable in asset disposal						$ 6.5	$ 348.4
Loss on disposal of equity method investment			$ 25.0
El Rancho Supermercado
Schedule of Equity Method Investments [Line Items]
Payment to acquire businesses	$ 100.0
Total purchase consideration	$ 70.0
Amount of equity interest issued or issuable in a business combination				$ 30.0
Percentage of equity interest acquired	45.00%
Remaining equity interest under contractual right to purchase, percent	55.00%